Exploration and Evaluation Assets - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from acquisition cost	$ 3,009
Gain or loss on disposal	$ 0
Pastos Grandes
Disclosure Of Exploration And Evaluation Assets [Line Items]
Royalties as a percentage of gross operating revenues		1.50%
Royalties as a percentage of net back income		3.00%